Commitments (Details)	Aug. 31, 2021 USD ($)
2022
IFRS Recorded Unconditional Purchase Obligation [Line Items]
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 959,000
2023
IFRS Recorded Unconditional Purchase Obligation [Line Items]
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	685,000
2024
IFRS Recorded Unconditional Purchase Obligation [Line Items]
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 228,000